--------------------------------------------------------------------------------

                        STOCKCAR STOCKS MUTUAL FUND, INC.
                           STOCKCAR STOCKS INDEX FUND
                       SUPPLEMENT DATED SEPTEMBER 17, 1998
                                       TO
                       PROSPECTUS DATED SEPTEMBER 16, 1998

                   ------------------------------------------

                           StockCar Stocks Index Fund
                        Initial Subscription Offering at
                                $15.00 Per Share

                   ------------------------------------------

             The prospectus for StockCar Stocks Index Fund is hereby
                      supplemented by adding the following:

StockCar Stocks Index Fund (the "Fund") will commence operations on October 1, 1998. Prior to the commencement of operations, the Fund's Distributor, the Declaration Group, will accept subscriptions for the Fund's shares at the initial offering price of $15.00 per share. The initial offering period for the shares is currently scheduled from September 16, 1998 through 3:00 p.m., Eastern time, September 30, 1998 (the "Subscription period"). Subscriptions for shares of the Fund received during the Subscription Period will be accepted by the Fund and become firm orders when the Fund commences operations on October 1st. Checks accompanying subscriptions received during the Subscription Period will be held uninvested until the close of business on September 30, 1998. Checks received after October 1st will be invested in the Fund at its current net asset value.


             The prospectus for StockCar Stocks Index Fund is hereby
                               amended as follows:

                                FEES AND EXPENSES

Shareholder Transaction Expenses:
---------------------------------

Sales Load Imposed on Purchases.(1)                           NONE
Sales load Imposed on Reinvested Dividends.                   NONE
Deferred Sales Load.                                          NONE
Redemption Fees.                                              0.50%*

(1) Investors may be charged a fee if they effect a transaction through a broker or agent.
* This fee is only imposed on shares that are held for less than six months. See "Redeeming Shares" for a fuller explanation of this fee.